Investment in equity method investees	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures Abstract
Equity Method Investments Disclosure Text Block

Note 16 - Investments in equity investees

During the year ended December 31, 2012, the Corporation recorded pre-tax earnings of $73.5 million, before intra-entity eliminations, from its equity investments, compared to $33.7 million and $23.6 million for 2011 and 2010, respectively. The carrying value of the Corporation's equity method investments was $246.8 million and $ 313.2 million as of December 31, 2012 and 2011, respectively.

The following table presents aggregated summarized financial information of the Corporation's equity method investees.

Years ended December 31,	2012	2011	2010
(in thousands)
Operating results:
Total revenues	$756,100	$651,786	$448,734
Total expenses	532,720	539,202	288,132
Income tax (benefit) expense	(36,914)	(16,656)	9,726
Net income	$260,294	$129,240	$150,876

At December 31,		2012	2011
(in thousands)
Balance Sheet:
Total assets		$4,711,406	$4,353,599
Total liabilities		$3,920,910	$3,419,809

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.